HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations - Textual (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of detailed information about hedges [line items]
Reclassification of hedging non-derivative instrument	$ 73,703
BAC Holding International Corp
Disclosure of detailed information about hedges [line items]
Reclassification of hedged items	(7,482,100)
Reclassification of hedging non-derivative instrument	3,661,597
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of detailed information about hedges [line items]
Reclassification of hedged items	(6,551,200)
Reclassification of hedging non-derivative instrument	2,687,440
Reclassification of hedging derivative instrument	4,013,210
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Sale [Member]
Disclosure of detailed information about hedges [line items]
Reclassification of hedged items	(930,900)
Reclassification of hedging non-derivative instrument	$ 930,900